Schedule I-Condensed Financial Information (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOW FROM OPERATING ACTIVITIES:
Net (loss) income	$ 122,789,192	$ 52,299,863	$ (9,472,074)
Adjustments to reconcile net (loss) income to net cash by operating activities:
Share of loss of affiliates	(10,232,492)	0	0
Impairment loss of other investment	1,006,083	0	0
Share-based compensation expenses	36,790,447	12,456,263	7,596,949
Amortization of debt issuance cost	4,303,481
Changes in operating assets and liabilities:
Amounts due from subsidiaries	(4,994,873)	177,237	1,924,616
Net cash from operating activities	505,660,453	437,081,800	111,569,205
Cash flows used in investing activities:
Investment to affiliates and other investments	(74,773,712)
Acquisition of a subsidiary, net of cash acquired	(112,500,000)
Net cash used in investing activities	(664,227,444)	(320,894,962)	(83,216,464)
Cash flows from financing activities:
Proceed from issuance of convertible notes	618,268,750
Issuance cost of convertible notes offering	(1,078,091)
Other capital contributions	689,294
Proceeds from issuance of ordinary shares in the offerings, net of issuance costs		90,348,312	62,689,835
Proceeds from issuance of ordinary shares upon exercise of stock options	1,786,728	2,049,326	191,533
Net cash provided by financing activities	620,881,450	92,397,638	50,170,648
Effect of exchange rate changes	(24,900,584)	1,657,914	994,462
Net increase in cash and cash equivalents	437,413,875	210,242,390	79,517,851
Cash and cash equivalents at beginning of the period	334,715,019	124,472,629	44,954,778
Cash and cash equivalents at end of the period	772,128,894	334,715,019	124,472,629
Restriction on dividend distribution
Amount of restricted capital and reserves not available for dividend distribution	183,829,188	153,829,188
Variable Interest Entity
CASH FLOW FROM OPERATING ACTIVITIES:
Net (loss) income	26,586,960	(1,946,318)	8,058,229
Restriction on dividend distribution
Dividend paid to the Company	0	0	0
Amount of restricted capital and reserves not available for dividend distribution	3,829,188	3,829,188
Parent company
CASH FLOW FROM OPERATING ACTIVITIES:
Net (loss) income	137,259,907	52,299,863	(9,472,074)
Adjustments to reconcile net (loss) income to net cash by operating activities:
Equity in losses (incomes) of subsidiaries and a variable interest entity	(195,332,664)	(64,756,126)	1,875,125
Share of loss of affiliates	(10,121,828)
Impairment loss of other investment	1,006,083
Share-based compensation expenses	36,790,447	12,456,263	7,596,949
Amortization of debt issuance cost	4,303,481
Changes in operating assets and liabilities:
Amounts due from subsidiaries	(433,495,775)	(92,302,514)
Accrued expenses and other current liabilities	2,691,101
Net cash from operating activities	(436,655,592)	(92,302,514)
Cash flows used in investing activities:
Investment to affiliates and other investments	(70,449,018)
Acquisition of a subsidiary, net of cash acquired	(112,500,000)
Net cash used in investing activities	(182,949,018)
Cash flows from financing activities:
Proceed from issuance of convertible notes	618,800,000
Issuance cost of convertible notes offering	(1,609,341)
Other capital contributions	689,294
Proceeds from issuance of ordinary shares in the offerings, net of issuance costs		90,348,312
Proceeds from issuance of ordinary shares upon exercise of stock options	1,786,728	2,049,326
Net cash provided by financing activities	619,666,681	92,397,638
Net increase in cash and cash equivalents	62,071	95,124
Cash and cash equivalents at beginning of the period	95,124
Cash and cash equivalents at end of the period	157,195	95,124
Restriction on dividend distribution
Amount of restricted capital and reserves not available for dividend distribution	184,846,302	153,829,188
Cash dividend declared and paid to the Company	0	0	0
WOFE
Restriction on dividend distribution
Dividend paid to the Company	0	0	0
Amount of restricted capital and reserves not available for dividend distribution	$ 180,000,000	$ 150,000,000